INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 12,662,000
Operating loss carryforwards, expiration period	through 2032
Unrecognized tax benefits		$ 0